Columbia Seligman Communications and Information Fund Supplement dated July 19, 2012 to the Prospectuses dated May 1, 2012

The “Fund Management” section in the summary section of the prospectus is superseded and replaced as follows:

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Paul H. Wick	Portfolio Manager	1990
Richard M. Parower	Co-Portfolio Manager, CFA	2000
Vishal Saluja	Technology Team Member	2011
Sushil Wagle	Technology Team Member	2011
Ajay Diwan	Technology Team Member	2012

The “Portfolio Managers” section in the More Information About the Fund section of the prospectus is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Paul H. Wick, Portfolio Manager

•	Managed the Fund since 1990.
•	Prior to the Investment Manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in November 2008, Mr. Wick was a Managing Director of Seligman.
•	Joined Seligman in 1987.
•	Began investment career in 1987.
•	BA, Duke; MBA, Duke/Fuqua.

Richard M. Parower, CFA, Co-Portfolio Manager

•	Managed the Fund since 2000.
•

Mr. Parower provides assistance to Mr. Wick in managing the Fund through his research and contributions to the investment decisions with respect to companies in the application software, information technology services and international sectors.

•	Prior to the Investment Manager’s acquisition of Seligman in November 2008, Mr. Parower was a Managing Director of Seligman.
•	Joined Seligman in 2000.
•	Began investment career in 1988.
•	BA, Washington University; MBA, Columbia University.

Vishal Saluja, Technology Team member

•	Management responsibilities for the Fund since 2011.
•

Mr. Saluja provides assistance to Mr. Wick in managing the Fund through his research and contributions to the investment decisions with respect to companies in the life science technology and electronic design software sectors.

•	Prior to the Investment Manager’s acquisition of Seligman in November 2008, Mr. Saluja was a Managing Director of Seligman.
•	Joined Seligman in 2000.
•	Began investment career in 1990.
•	B.S. and Bachelor of Applied Science, Wharton School, University of Pennsylvania; MBA, Stanford University.

Sushil Wagle, Technology Team member

•	Management responsibilities for the Fund since 2011.
•

Mr. Wagle provides assistance to Mr. Wick in managing the Fund through his research and contributions to the investment decisions with respect to companies in the enterprise hardware and storage, and telecommunications services sectors.

•	Prior to the Investment Manager’s acquisition of Seligman in November 2008, Mr. Wagle was Vice President of Information Technology at Seligman.
•	Joined Seligman in 1998.
•	Began investment career in 2000.
•	B.S. and M.S., Stevens Institute of Technology.

SL-9907-4 A (7/12)

Ajay Diwan, Technology Team member

•	Management responsibilities for the Fund since 2012.
•

Mr. Diwan provides assistance to Mr. Wick in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications (networking, wireless and wireline equipment), technology services, and hardware.

•	Prior to the Investment Manager’s acquisition of Seligman in Nov. 2008, Mr. Diwan was a Managing Director of Seligman.
•	Joined Seligman in 2001.
•	Began investment career in 1992.
•	BS, Case Western Reserve University; MBA, Columbia University.

The rest of the section remains unchanged.

SL-9907-4 A (7/12)